 As filed with the Securities and Exchange Commission on October 28, 1999.

                                                       Registration Nos. 2-84470
                                                                        811-3770
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               ----------------

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES
              ACT OF 1933

                                                                 [_]

            Pre-Effective Amendment No.                          [_]

                                                                [X]
            Post-Effective Amendment No. 29

            and/or

            REGISTRATION STATEMENT UNDER THE INVESTMENT
              COMPANY ACT OF 1940

                                                           [_]

                                                                [X]
            Amendment No. 30

                           NUVEEN TAXABLE FUNDS INC.
               (Exact Name of Registrant as Specified in Charter)

 333 West Wacker Drive, Chicago, Illinois                 60606
 (Address of Principal Executive Office)               (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 917-7700

                                     With copies to:
       Gifford R. Zimmerman, Esq.                   Thomas S. Harman
      Vice President and Secretary            Morgan, Lewis & Bockius LLP
         333 West Wacker Drive                    1800 M Street, N.W.
        Chicago, Illinois 60606                   Washington, DC 20036
 (Name and Address of Agent for Service)


[X] Immediately upon filing pursuant to        [_] on (date) pursuant to para-
     paragraph (b)                                 graph (a)(1)

                                               [_] 75 days after filing pursuant
                                                   to paragraph (a)(2)
[_]  on pursuant to paragraph (b)

[_]  60 days after filing pursuant to
     paragraph (a)(1)                          [_] on (date) pursuant to para-
                                                   graph (a)(2) of Rule 485.

If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previ-ously filed post-effective amendment.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    Supplement Dated October 28, 1999 to the
                       Prospectus Dated February 19, 1999

                               -----------------

                        Nuveen Dividend and Growth Fund

                           Nuveen Taxable Funds Inc.

                               -----------------

  The following financial highlights supplement the information contained in the Prospectus for the fund dated February 19, 1999. The information contained in the table is as of June 30, 1999, the fund's most recent fiscal year end, and is excerpted from the fund's latest annual report which has been audited by Arthur Andersen LLP, the fund's independent public accountants. You may find more information about the fund's performance in its annual report. For a free copy of the fund's latest annual report, write to Nuveen or call (800) 257-8787.

                      Investment Operations     Less Distributions
                     ------------------------ ----------------------
                                    Net
                              Realized/
                         Net Unrealized
           Beginning Invest-    Invest-           Net                Ending
Year             Net    ment       ment       Invest-                   Net
Ended          Asset  Income       Gain          ment Capital         Asset      Total
June 30,       Value     (a)     (Loss) Total  Income   Gains  Total  Value Return (b)
---------------------------------------------------------------------------------------
Class A (8/83)
 1999         $13.06    $.63      $ .38 $1.01  $(.64)     $-- $(.64) $13.43       7.80%
 1998          11.51     .61       1.57  2.18   (.63)      --  (.63)  13.06      19.32
 1997          11.09     .66        .40  1.06   (.64)      --  (.64)  11.51       9.89
 1996          10.24     .64        .85  1.49   (.64)      --  (.64)  11.09      14.82
 1995           9.69     .64        .55  1.19   (.64)      --  (.64)  10.24      12.73
Class B (12/98)
 1999(c)       13.64     .37      (.32)   .05   (.22)      --  (.22)  13.47        .40
Class C (7/93)
 1999          13.03     .54        .37   .91   (.55)      --  (.55)  13.39       7.06
 1998          11.49     .55       1.56  2.11   (.57)      --  (.57)  13.03      18.65
 1997          11.08     .61        .38   .99   (.58)      --  (.58)  11.49       9.25
 1996          10.24     .58        .84  1.42   (.58)      --  (.58)  11.08      14.15
 1995           9.69     .59        .55  1.14   (.59)      --  (.59)  10.24      12.14
Class R (12/98)
 1999(c)       13.64     .42      (.30)   .12   (.28)      --  (.28)  13.48        .83
---------------------------------------------------------------------------------------
                      Ratios/Supplemental Data
           --------------------------------------------------
                                            Ratio
                                           of Net
            Ending       Ratio of      Investment
Year           Net       Expenses       Income to  Portfolio
Ended       Assets     to Average         Average   Turnover
June 30,     (000) Net Assets (a)  Net Assets (a)       Rate
---------------------------------------------------------------------------------------
Class A (8/83)
 1999      $18,289           1.34%           4.76%       109%
 1998       20,013           1.34            4.93        101
 1997       20,157            .98            5.97        128
 1996       25,010            .98            5.82        115
 1995       25,000           1.00            6.52        159
Class B (12/98)
 1999(c)       180           1.91*           5.60*       109
Class C (7/93)
 1999        5,416           1.99            4.12        109
 1998        5,707           1.89            4.39        101
 1997        5,555           1.53            5.47        128
 1996        6,302           1.52            5.27        115
 1995        5,501           1.54            6.01        159
Class R (12/98)
 1999(c)        24            .88*           6.41*       109
---------------------------------------------------------------------------------------

* Annualized.
(a) After custodian fee credit and expense reimbursement, where applicable.
(b) Total returns are calculated on net asset value without any sales charge and are not annualized.
(c) From commencement of class operations as noted.

        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE

                    Supplement Dated October 28, 1999 to the
                       Prospectus Dated February 19, 1999

                               -----------------

                        NUVEEN DIVIDEND AND GROWTH FUND

                           Nuveen Taxable Funds Inc.

                               -----------------

  As of October 28, 1999, the following changes supplement the information con-tained in the Prospectus for the fund dated February 19, 1999.

1."Annual Fund Operating Expenses" for the fund are summarized in the table be-low.

      Annual Fund Operating Expenses*
      Paid From Fund Assets
      Share Class                               A       B       C       R
     ------------------------------------------------------------------------
      Management Fees                          0.75%   0.75%   0.75%   0.75%
     ..............................................................
      12b-1 Distribution and Service Fees      0.25%   1.00%   1.00%     --%
     ..............................................................
      Other Expenses                           0.88%   0.94%   0.88%   0.92%
     ------------------------------------------------------------------------
      Total Annual Fund Operating Expenses--
       Gross                                   1.88%   2.69%   2.63%   1.67%
     ..............................................................
      Reimbursements                          (0.68%) (0.74%) (0.68%) (0.72%)
     ------------------------------------------------------------------------
      Total Annual Fund Operating Expenses--
       Net                                     1.20%   1.95%   1.95%   0.95%
     ..............................................................

     * Management and 12b-1 fee rates reflect increases effective on December 31, 1998. "Other Expenses" are based on actual fund expenses for the fiscal year ended 6/30/99. Long-term Class B and C investors may pay more in 12b-1 distribution fees and CDSCs than the economic equivalent of the maximum permitted front-end sales charge. The adviser, pursuant to a contractual arrangement, will reimburse expenses through July 31, 2000 to prevent "Total Annual Fund Operating Ex-penses" (excluding distribution or service fees and ex-traordinary expenses) from exceeding 0.95% of average net assets.

2.Richard A. Huber, the fund's portfolio manager, currently manages investments for five Nuveen-sponsored investment companies.

3.The fund paid management fees equal to 0.62%, as a percentage of average net assets, to Nuveen Advisory Corp. ("NAC") for the fiscal year ended June 30, 1999.

4.During the fund's current fiscal year, the fund's portfolio turnover rate may be higher than usual as a result of the change in the fund's investment poli-cies effective December 31, 1998.

5.The fund no longer accepts third party checks for the purchase of shares by mail.

6.The fund generally pays redemption proceeds in cash when shares are sold (re-deemed). Under unusual conditions that make cash payments unwise and for the protection of existing shareholders, the fund may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay bro-kerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale.

7.Year 2000--The fund's service providers rely on computer systems to manage the fund's investments, process shareholder transactions and provide share-holder account maintenance. Because of the way computers historically have stored dates, some of these systems currently may not be able to correctly process activity occurring in the year 2000. Nuveen is working with the fund's service providers to adapt their systems to address this issue. Nuveen and the fund expect that the necessary work will be completed on a timely basis, al-though there can be no assurance of this.

        PLEASE KEEP THIS WITH YOUR FUND PROSPECTUS FOR FUTURE REFERENCE

                 Supplement Dated October 28, 1999 to the
          Statement of Additional Information Dated February 19, 1999

                               ----------------

                        NUVEEN DIVIDEND AND GROWTH FUND

                           Nuveen Taxable Funds Inc.

                               ----------------

  As of October 28, 1999, the following changes supplement the information con-tained in the Statement of Additional Information for the Fund dated February 19, 1999.

1. The portfolio turnover rates for the 1998 and 1999 fiscal year-ends of the Fund were 101% and 109%, respectively.

2. The following table sets forth compensation paid by the Corporation to each of the directors of the Corporation and the total compensation paid to each di-rector during the fiscal year ended June 30, 1999. Each director who is not af-filiated with Nuveen or NAC receives a fee. The Corporation has no retirement or pension plans. The officers and directors affiliated with Nuveen serve with-out any compensation from the Corporation.

                                Aggregate Compensation    Total Compensation
                                   from the Series     from Corporation and Fund
      Name of Director           of this Corporation   Complex Paid to Directors
      ----------------          ---------------------- -------------------------
      Robert P. Bremner........         $  623                  $73,000
      Lawrence H. Brown........         $1,130                  $80,000
      Anne E. Impellizzeri.....         $  623                  $73,000
      Peter R. Sawers..........         $1,123                  $73,750
      William J. Schneider.....         $  623                  $73,000
      Judith M. Stockdale......         $1,123                  $73,500

3. The following table sets forth the percentage ownership of each person, who, as of October 6, 1999 owns of record and not beneficially, 5% or more of any class of the Fund's shares.

                                                                     Percentage
Class                                    Name and Address of Owner  of Ownership
-----                                   --------------------------- ------------
Class A Shares......................... MLPF&S FOR THE SOLE BENEFIT    28.73%
                                        OF ITS CUSTOMERS
                                        ATTN FUND ADMIN SEC 97117
                                        4800 DEER LAKE DR E FL 3
                                        JACKSONVILLE, FL 32246-6484

Class B Shares......................... BT ALEX BROWN INCORPORATED      6.52
                                        FBO 248-17431-16
                                        PO BOX 1346
                                        BALTIMORE, MD 21203



                                                              VGN-S-DG-SAI 10-99

                                                                     Percentage
Class                                 Name and Address of Owner     of Ownership
-----                             --------------------------------- ------------
Class B Shares (cont'd).......... PAINEWEBBER FOR THE BENEFIT OF       41.13
                                  JANE E BUNTING
                                  THE BERTHAM HOUSE
                                  565 HUMPHREY ST APT 102
                                  SWAMPSCOTT, MA 01907-2675

                                  SALOMON SMITH BARNEY INC              8.86
                                  00150705558
                                  333 WEST 34TH STREET -- 3RD FLOOR
                                  NY, NY 10001

                                  PAINEWEBBER FOR THE BENEFIT OF       19.49
                                  PAINEWEBBER CDN FBO
                                  PO BOX 3321
                                  WEEHAWKEN, NJ 07087-8154

                                  PAINEWEBBER FOR THE BENEFIT OF        6.51
                                  MARGARET BURKHARD TRUSTEE
                                  MARGARET BURKHARD TRUST
                                  12810 MODEL COURT
                                  CRESTWOOD, IL 60445-1108

                                  PAINEWEBBER FOR THE BENEFIT OF        8.05
                                  JOSEPH E HOCHSTADTER AND
                                  JT TEN WROS
                                  572 EAGLE CREEK DRIVE
                                  NAPLES, FL 34113

Class C Shares................... MLPF&S FOR THE SOLE BENEFIT          36.58%
                                  OF ITS CUSTOMERS
                                  ATTN FUND ADMIN SEC 97117
                                  4800 DEER LAKE DR E FL 3
                                  JACKSONVILLE, FL 32246-6484

Class R Shares................... STANLEY WOLFF                        46.07
                                  AND CLARA WOLFF
                                  71 HAWTHORN ST
                                  NEW BRITAIN, CT 06053

                                  ROBERT E STEINER                     13.83
                                  AND PHYLLIS S STEINER
                                  201 MARK DR
                                  GLENVIEW, IL 60025-2332

                                  BARRIE S RAY                         22.69
                                  1462 S. SALEM WAY
                                  AURORA, CO 80012-4349


                                                                     Percentage
Class                                    Name and Address of Owner  of Ownership
-----                                    -------------------------- ------------
Class R Shares (cont'd)................. AMERICAN EXPRESS TRUST CO     10.81
                                         AMER EXP TRUST RET SER PL
                                         C/O NANCY JENDRO
                                         PO BOX 534
                                         MINNEAPOLIS, MN 55440-0534

4. For the last three fiscal years, the Fund paid net management fees as fol-lows:

                                                              Year Ended
                                                       -------------------------
                                                       6/30/97  6/30/98  6/30/99
                                                       -------- -------- -------
Management Fees Net of Expense Reimbursement ......... $      0 $126,947 $62,870
Fee Waivers and Expense Reimbursements................ $158,085 $  2,443 $90,088

5. The distribution rates as of June 30, 1999, based on the maximum public of-fering price then in effect for the Fund, and assuming the imposition of the maximum sales charge for Class A Shares of 5.75%, were 4.47% for Class A Shares, 3.96% for Class B Shares, 3.99% for Class C Shares, and 4.99% for Class R Shares.

6. Yield and Total Return Calculations as of June 30, 1999 for the Fund are set forth below:

                                                  Average Annual Total Return
                                                  -------------------------------
                                       Current                Five
                                     30 Day Yield One Year    Year     Ten Year
                                     ------------ ---------- --------- ----------
Class A Shares......................    5.05%         1.57%     11.51%     8.03%
Class B Shares......................    4.60%         3.37%     11.95%     8.03%
Class C Shares......................    4.61%         7.06%     12.18%     7.97%
Class R Shares......................    5.61%         8.31%     12.95%     8.72%

--------

7. The minimum initial investment is $3,000 per Fund share class ($1,000 for a Traditional/Roth IRA Account; $500 for an Education IRA Account), $50 through systematic investment plan accounts and may be lower for accounts opened through fee-based programs for which the program sponsor has established a single master account with the Fund's transfer agent and performs all sub-ac-counting services related to that account. Additional purchases may be in amounts of $50 or more. These minimums may be changed at any time by the Fund. There are exceptions to these minimums for shareholders who qualify under re-investment programs.

8. Set forth below is an example of the method of computing the offering price of the Class A Shares. The example assumes a purchase on June 30, 1999 of Class A Shares from the Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the current Prospectus at a price based upon the net asset value of the Class A Shares.

      Net Asset Value per share......................................... $13.43
      Per Share Sales Charge--5.75% of public offering price (6.11% of net asset value per share)....................................... $ 0.82
                                                                         ------
      Per Share Offering Price to the Public............................ $14.25

9. The first bullet point in the section entitled "Reduction or Elimination of Up-Front Sales Charge on Class A Shares" is revised as follows:

Class A Shares of the Fund may be purchased at net asset value without a sales charge, and may be purchased by the following categories of investors:

  . investors purchasing $1.0 million or more. Nuveen may pay Authorized Dealers on Class A sales of $1.0 million and above, up to an additional 0.25% of the purchase amount.

10. The first paragraph of the section entitled "Class R Share Purchase Eligi-bility" is revised and an additional bullet point is added as follows:

Class R Shares are available for single purchases of $10.0 million or more and for purchases using dividends and capital gains distributions on Class R Shares. Class R Shares also are available for the following categories of in-vestors:

  . any officer, director or bona fide employee of any investment advisory partner of Nuveen that provides sub-advisory services for a Nuveen prod-uct, or their immediate family members;

11. The aggregate amounts of underwriting commissions with respect to the sale of Fund shares and the amount thereof retained by Nuveen, were as follows (all figures are to the nearest thousand):

                                                                     Amount of
                                                                    Compensation
                                                                         on
                                            Amount of     Amount    Redemptions
                                           Underwriting Retained by     and
                                           Commissions    Nuveen    Repurchases
                                           ------------ ----------- ------------
Year Ended 6/30/99........................   $33,600      $4,200      $   100
Year Ended 6/30/98........................   $24,800      $3,200      $   900
Year Ended 6/30/97........................   $18,900      $2,400      $10,900

12. For the fiscal year ended June 30, 1999, 100% of service fees and distribu-tion fees were paid out as compensation to Authorized Dealers.

                                                           Compensation Paid to
                                                          Authorized Dealers for
                                                           End of Fiscal 1999*
                                                          ----------------------
Class A Shares...........................................        $42,983
Class B Shares...........................................        $   555
Class C Shares...........................................        $46,688
Class R Shares...........................................        $   --

--------

   * Reflects payments under the Fund's previous Plan in which Class A Shares and Class C Shares were each subject to a .20% service fee and Class C Shares were subject to a .55% distribution fee.

                       PLEASE RETAIN FOR FUTURE REFERENCE

                           PART C: OTHER INFORMATION

Item 23. Exhibits.

      (a)(1)   Articles of Incorporation*
         (2)   Amendments approved on October 15, 1987*
         (3)   Articles Supplementary*
         (4)   Articles of Amendment dated June 5, 1992*
         (5)   Articles Supplementary classifying Flagship Short Term
                U.S. Government Fund Stock, Flagship Medium Term U.S.
                Government Fund Stock and Flagship Long Term U.S. Govern-ment Fund Stock*
         (6)   Articles of Amendment dated December 22, 1998.*
      (b)(1)   By-Laws*
         (2)   By-Laws as amended*
         (3)   Amended and Restated By-Laws*
         (4)   Amendment to By-Laws
      (c)(1)   Form of Certificate of Basic Value Fund Portfolio Stock*
         (2)   Form of Certificate of Plus Fund Portfolio Stock*
         (3)   Form of Certificate of Flagship Utility Income Fund Stock*
         (4)   Form of Certificate of Flagship Short Term U.S. Government
                Fund Stock*
         (5) Form of Certificate of Flagship Medium Term U.S. Govern-ment Fund Stock*
         (6)   Form of Certificate of Flagship Long Term U.S. Government
                Fund Stock*
      (d)(1)   Investment Management Agreement between Flagship Utility
                Income Fund and Nuveen Advisory Corp., dated January 1,
                1997*
         (2)   Renewal of Investment Management Agreement dated May 5,
                1998*
         (3)   Form of Plus Fund Advisory Agreement*
         (4)   Instrument Relating to Typographical Error*
         (5)   Form of Investment Advisory Agreement--Flagship Short Term
                U.S. Government Fund*
         (6)   Form of Investment Advisory Agreement--Flagship Medium
                Term U.S. Government Fund*
         (7)   Form of Investment Advisory Agreement--Flagship Long Term
                U.S. Government Fund*
         (8) Investment Management Agreement between Nuveen Dividend and Growth Fund and Nuveen Advisory Corp., dated December
                31, 1998*
      (e)(1)   Distribution Agreement between Nuveen Taxable Funds Inc.
                and John Nuveen & Co. Incorporated, dated January 1,
                1997*
         (2)   Renewal of Distribution Agreement dated July 31, 1998*
         (3)   Selling Agreement*
         (4)   Form of Distribution Agreement--Flagship Short Term U.S.
                Government Fund*
         (5)   Form of Distribution Agreement--Flagship Medium Term U.S.
                Government Fund*
         (6)   Form of Distribution Agreement--Flagship Long Term U.S.
                Government Fund*
         (7)   Distribution Agreement between Nuveen Taxable Funds Inc.
                and John Nuveen & Co. Incorporated, dated December 31,
                1998.*
         (8)   Renewal of Distribution Agreement dated July 30, 1999
      (f)      Not applicable

      (g)      Custodian Agreement as amended*
      (h)(1) Transfer Agent and Service Agreement between Nuveen Tax-able Funds Inc. and Chase Global Funds Services Company*
         (2)   Asset Purchase Agreement*
       (i)(1)  Opinion and Consent of Counsel, Morgan, Lewis & Bockius
                LLP
         (2)   Opinion and Consent of Counsel as to Series Stock*
         (3)   Opinion and Consent of Skadden, Arps, Slate, Meagher &
                Flom as to Tax Matters*
         (4)   Opinion and Consent of Counsel as to validity of Flagship
                Short, Medium and Long Term U.S. Government Fund Stock*
      (j) Consent of Arthur Andersen LLP, Independent Public Accoun-tants
      (k)      Not applicable
      (l)      Letter of Understanding relating to initial capital*
     (m)(1)    Distribution Plan*
         (2)   Service Agreement*
         (3) Form of Distribution Plan--Flagship Short Term U.S. Gov-ernment Fund*
         (4) Form of Distribution Plan--Flagship Medium Term U.S. Gov-ernment Fund*
         (5) Form of Distribution Plan--Flagship Long Term U.S. Govern-ment Fund*
         (6) Plan of Distribution and Service Pursuant to Rule 12b-1 for the Class A Shares, Class B Shares and Class C Shares of the Fund*
      (n)      Financial Data Schedule*
      (o)      Rule 18f-3 Plan*
     (99)(a)   Original Powers of Attorney for the Directors authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute the Registration Statement*
     (99)(b)   Certified copy of Resolution of Board of Directors autho-
                rizing the signing of the names of directors and officers on the Registrant's Registration Statement pursuant to power of attorney
     (99)(c)   Code of Ethics and Reporting Requirements*

--------
*Previously filed.

Item 24. Persons Controlled by or under Common Control with Registrant.

  Not applicable.

Item 25: Indemnification
  Please see Article IX (S) 1 of the Registrant's By-Laws (Exhibit b) and
Section 2-418 of the Maryland General Corporation Law.

  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant and the investment advisor and distributor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person or the Distributor in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

  Nuveen Advisory Corp. ("NAC") manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies is 333 West Wacker Drive, Chicago, Illinois 60606.

  A description of any other business, profession, vocation or employment of a substantial nature in which the directors or officers, of NAC who serve as officers or directors of the Registrant has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee appears under "Management" in the Statement of Additional Information.

  Such information for the remaining senior officers of NAC appears below:

 Name and Position with   Other Business, Profession, Vocation or Employment During Past
           NAC                                      Two Years
 ----------------------   --------------------------------------------------------------
 John P. Amboian,
  Executive Vice          Executive Vice President of The Nuveen Company; President of
  President.............  John Nuveen & Co. Incorporated, Executive Vice President of
                          Nuveen Advisory Corp. and Nuveen Asset Management, Inc. and
                          Executive Vice President and Director of Rittenhouse Financial
                          Services, Inc.

Item 27. Principal Underwriters.

  (a) John Nuveen & Co. Incorporated ("Nuveen") acts as principal underwriter to the following open-end management type investment companies: Nuveen Flagship Multistate Trust I, Nuveen Flagship Multistate Trust II, Nuveen Flagship Multistate Trust III, Nuveen Flagship Multistate Trust IV, Nuveen Flagship Municipal Trust, Nuveen Municipal Money Market Fund, Inc., Nuveen Money Market Trust and Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III and Nuveen Taxable Funds Inc. Nuveen also acts as depositor and principal underwriter of the Nuveen Tax-Exempt Unit Trust and Nuveen Unit Trusts, registered unit investment trusts. Nuveen has also served or is serving as co-managing underwriter to the following closed-end management type investment companies: Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc., Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income

Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Select Maturities Municipal Fund, Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen Insured Premium Income Municipal Fund 2, Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio and Nuveen Select Tax-Free Income Portfolio 3, Nuveen Dividend Advantage Municipal Fund, Nuveen California Dividend Advantage Municipal Fund and Nuveen New York Dividend Advantage Municipal Fund.

(b)

Name and Principal           Positions and Offices        Positions and Offices
Business Address             with Underwriter             with Registrant
-------------------------------------------------------------------------------
Timothy R. Schwertfeger      Chairman of the Board,       Chairman of the Board
333 West Wacker Drive        Chief Executive Officer      and Director
Chicago, IL 60606            and Director
John P. Amboian              President                    None
333 West Wacker Drive
Chicago, IL 60606
William Adams IV             Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Alan G. Berkshire            Vice President and Secretary Vice President and
333 West Wacker Drive                                     Assistant Secretary
Chicago, IL 60606
Clifton L. Fenton            Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Kathleen M. Flanagan         Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Stephen D. Foy               Vice President               Vice President and
333 West Wacker Drive                                     Controller
Chicago, IL 60606
Michael G. Gaffney           Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Richard D. Hughes            Vice President               None
Two Radnor Corporate Center
Radnor, PA 19087
Anna R. Kucinskis            Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Robert B. Kuppenheimer       Vice President               None
19900 MacArthur Blvd.
Irvine, CA 92612
Larry W. Martin              Vice President and           Vice President and
333 West Wacker Drive        Assistant Secretary          Assistant Secretary
Chicago, IL 60606
Thomas C. Muntz              Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Stuart W. Rogers             Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Bradford W. Shaw, Jr.        Vice President               None
333 West Wacker Drive
Chicago, IL 60606
Paul C. Williams             Vice President               None
333 West Wacker Drive
Chicago, IL 60606

                                                                 Positions and
Name and Principal           Positions and Offices               Offices
Business Address             with Underwriter                    with Registrant
-----------------------------------------------------------------------------------
Margaret E. Wilson           Vice President and                  None
333 West Wacker Drive        Corporate Controller
Chicago, IL 60606
Gifford R. Zimmerman         Vice President                      Vice President and
333 West Wacker Drive        and Assistant Secretary             Secretary
Chicago, IL 60606

(c) Not applicable.

Item 28. Location of Accounts and Records.

  Nuveen Advisory Corp., 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Articles of Incorporation, By-Laws, minutes of directors and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.

  The Chase Manhattan Bank, 4 New York Plaza, New York, New York 10004 maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Institutional Advisory Corp., or Chase Global Funds Services Company.

  Chase Global Funds Services Company, 73 Tremont Street, Boston,
Massachusetts 02108 maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Fund.

Item 29. Management Services.

  Not applicable.

Item 30. Undertakings.

  Not applicable.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under paragraph
(b) of Rule 485 under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of October, 1999.

                                     NUVEEN TAXABLE FUNDS INC.

                                            /s/ Gifford R. Zimmerman
                                     ------------------------------------------
                                            Gifford R. Zimmerman, Vice
                                            President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

            Signature                     Title                       Date
            ---------                     -----                       ----
      /s/ Stephen D. Foy
 -------------------------------
         Stephen D. Foy          Vice President and             October 28, 1999
                                  Controller (Principal
                                  Financial and
                                  Accounting Officer)
     Timothy R. Schwertfeger     Chairman of the Board,
                                  President and Director
                                  (Principal Executive
                                  Officer)
        Robert P. Bremner        Director
        Lawrence H. Brown        Director
      Anne E. Impellizzeri       Director
         Peter R. Sawers         Director
      William J. Schneider       Director
       Judith M. Stockdale       Director

                                                      /s/ Gifford R. Zimmerman
                                                   By__________________________
                                                         Gifford R. Zimmerman
                                                           Attorney-in-Fact

                                                         October 28, 1999


An original power of attorney authorizing, among others, Gifford R. Zimmerman and Larry W. Martin to execute this Registration Statement, and Amendments thereto, for each of the directors of Registrant on whose behalf this Registration Statement is filed, has been executed and was previously filed as an Exhibit.

                       SCHEDULE OF EXHIBITS TO FORM N-1A

  Exhibit                                                                 Page
  Number                             Exhibit                             Number
  -------                            -------                             ------
  (b)(4)   Amendment to By-Laws
  (e)(8)   Renewal of Distribution Agreement dated July 30, 1999
  (i)(1)   Opinion and Consent of Counsel, Morgan, Lewis & Bockius LLP
  (j)      Consent of Arthur Andersen LLP, Independent Public Accoun-
            tants
  99(b)    Certified copy of Resolution of Board of Directors autho-
            rizing the signing of the names of directors and officers
            on the Registrant's Registration Statement pursuant to
            power of attorney